Intangible assets (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of intangible assets
	Year ended June 30, 2021
	Goodwill	Trademarks	Licenses	Customer relations	Information systems and software	Contracts and others	Total
Balance at June 30, 2019	9,853	9,789	3,457	4,733	5,729	4,895	38,456
Costs	9,853	10,609	14,219	30,459	9,691	12,934	87,765
Accumulated amortization	-	(820)	(10,762)	(25,726)	(3,962)	(8,039)	(49,309)
Net book amount at June 30, 2019	9,853	9,789	3,457	4,733	5,729	4,895	38,456
Additions	-	-	-	-	2,318	4,453	6,771
Disposals	-	-	-	(27)	(206)	(96)	(329)
Deconsolidation	(4,895)	-	-	-	(33)	-	(4,928)
Incorporation by business combination	-	-	-	57	29	-	86
Currency translation adjustment	3,518	1,852	597	648	1,023	1,038	8,676
Amortization charges (i)	-	(183)	(419)	(1,694)	(2,517)	(2,187)	(7,000)
Balance at June 30, 2020	8,476	11,458	3,635	3,717	6,343	8,103	41,732
Costs	8,476	12,649	16,956	35,644	11,888	20,071	105,684
Accumulated amortization	-	(1,191)	(13,321)	(31,927)	(5,545)	(11,968)	(63,952)
Net book amount at June 30, 2020	8,476	11,458	3,635	3,717	6,343	8,103	41,732
Additions	-	-	-	28	444	1,703	2,175
Disposals	-	-	-	-	(111)	-	(111)
Deconsolidation	(8,479)	(10,614)	(3,292)	(3,141)	(4,654)	(6,366)	(36,546)
Impairment	(40)	-	-	-	-	-	(40)
Currency translation adjustment	178	(816)	(260)	(272)	(707)	(598)	(2,475)
Amortization charges (i)	-	(28)	(83)	(332)	(1,110)	(782)	(2,335)
Balance at June 30, 2021	135	-	-	-	205	2,060	2,400
Costs	135	-	-	-	789	2,368	3,292
Accumulated amortization	-	-	-	-	(584)	(308)	(892)
Net book amount at June 30, 2021	135	-	-	-	205	2,060	2,400